Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		1.33
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	2,439,320
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	1.29	1.29
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	964,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	1.00	1.00
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	(1,608,038)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	1.24	1.24
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	(566,482)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	1.33	1.33
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	(264,800)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	1.49	1.49
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	964,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16		1.00
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17	$ 566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18	1.33	1.33